Acquisitions - Consolidated Pro Forma Financial Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($) $ / shares
ALP Maritime Services B.V. [Member]
Business Acquisition [Line Items]
Revenues | $	$ 1,019,674
Net income from continuing operations | $	$ 17,495
Limited partners' interest in net income from continuing operation per common unit: - Basic (in dollars per share) | $ / shares	$ (0.23)
Limited partners' interest in net income from continuing operation per common unit: - Diluted (in dollars per share) | $ / shares	$ (0.23)
Logitel Offshore Holding [Member]
Business Acquisition [Line Items]
Revenues | $	$ 1,019,539
Net income from continuing operations | $	$ 16,717
Limited partners' interest in net income from continuing operation per common unit: - Basic (in dollars per share) | $ / shares	$ (0.24)
Limited partners' interest in net income from continuing operation per common unit: - Diluted (in dollars per share) | $ / shares	$ (0.24)